Insurance-related accounts - Summary of Liability for the Minimum Guarantee Benefit (Detail) ¥ in Millions		12 Months Ended
	Apr. 01, 2020 JPY (¥) Age	Mar. 31, 2022 JPY (¥) Age	Mar. 31, 2021 JPY (¥) Age
Disclosure of types of insurance contracts [line items]
Policyholders' account value	¥ 1,561,028	¥ 2,154,412	¥ 1,976,153
Net amount at risk	4,635,899	6,420,731	5,125,498
Liability for minimum guarantee benefit	143,905	100,774	100,555
Variable Annuities
Disclosure of types of insurance contracts [line items]
Policyholders' account value	464,093	467,924	490,152
Net amount at risk	71,685	58,961	50,861
Liability for minimum guarantee benefit	¥ 64,045	¥ 37,382	¥ 42,309
Average attained age | Age	60	63	61
Variable Life Insurance Contracts
Disclosure of types of insurance contracts [line items]
Policyholders' account value	¥ 1,096,935	¥ 1,686,488	¥ 1,486,001
Net amount at risk	4,564,214	6,361,770	5,074,637
Liability for minimum guarantee benefit	¥ 79,860	¥ 63,392	¥ 58,246
Average attained age | Age	45	45	45